Fair Value Measurements (Details 1) - Recurring - Significant Unobservable Inputs (Level 3) - Mortgage servicing rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair value of assets
Balance at beginning of period	$ 2,762	$ 3,036
Total gains or losses (realized/unrealized) included in earnings	(301)	(576)
Total gains or losses (realized/unrealized) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	386	302
Settlements	0	0
Balance at end of period	$ 2,847	$ 2,762